Unaudited Condensed Consolidated Statements of Operations - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Revenues
Voyage revenue	$ 22,111,476	$ 30,357,715
Related party revenue	180,000	180,000
Commissions (including $379,471 and $276,393, respectively, to related party)	(1,179,636)	(1,672,566)
Net revenue	21,111,840	28,865,149
Operating expenses
Voyage expenses	1,088,633	1,204,320
Vessel operating expenses (including $239,739 and $153,450, respectively, to related party)	13,608,596	19,575,241
Drydocking expenses	1,725,240	1,882,654
Vessel depreciation	6,569,978	8,605,776
Related party management fees	2,361,821	3,177,465
Gain on sale of vessel	(10,597)
Loss on termination of newbuilding contracts	3,202,030
Other general and administrative expenses (including $1,500,000 and $1,500,000, respectively, to related party)	2,694,252	2,533,286
Total operating expenses	31,239,953	36,978,742
Operating loss	(10,128,113)	(8,113,593)
Other income/(expenses)
Interest and other financing costs	(1,843,413)	(1,232,290)
Loss on derivatives, net	(215,839)	(376,135)
Other investment income	1,024,715	847,875
Foreign exchange gain / (loss)	(35,792)	29,373
Interest income	16,565	24,912
Other expenses, net	(1,053,764)	(706,265)
Equity loss and impairment in joint venture	(15,410,321)	(1,279,250)
Net loss	(26,592,198)	(10,099,108)
Dividend Series B Preferred shares	(1,283,808)	(1,220,382)
Earnings / Net loss available to common shareholders	$ (27,876,006)	$ (11,319,490)
Loss per share, basic and diluted (in dollars per share)	$ (3.43)	$ (1.92)
Weighted average number of shares outstanding, basic & diluted (in shares)	8,116,343	5,903,609